Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

The Fund’s management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure in this Form 10-K or would be required to be recognized in the consolidated financial statements or accompanying notes as of and for the year ended December 31, 2024, except as discussed below.

In January 2025, the Fund issued $750,000 in aggregate principal amount of unsecured notes that mature on March 21, 2032 and bear interest at a rate of 6.200% per annum (the “March 2032 Notes”). The March 2032 Notes were sold to initial purchasers in a private placement in reliance on Section 4(a)(2) of the Securities Act, and for the resale by such initial purchasers to (i) qualified institutional buyers in transactions exempt from registration under the Securities Act pursuant to Rule 144A thereunder or (ii) certain non-U.S. persons outside the United States pursuant to Regulation S under the Securities Act. The March 2032 Notes have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from registration. The March 2032 Notes pay interest semi-annually and all principal is due upon maturity. The March 2032 Notes may be redeemed in whole or in part at any time at the Fund’s option at a redemption price equal to par plus a “make whole” premium, if applicable, as determined pursuant to the indenture governing the March 2032 Notes, and any accrued and unpaid interest.

Concurrent with the issuance of the March 2032 Notes, the Fund entered into a Registration Rights Agreement (the “March 2032 Notes Registration Rights Agreement”) for the benefit of the initial purchasers of the March 2032 Notes. Pursuant to the March 2032 Notes Registration Rights Agreement, the Fund is obligated to file a registration statement with the SEC with respect to an offer to exchange the March 2032 Notes for a new issue of debt securities registered under the Securities Act with terms substantially identical to those of the March 2032 Notes (except for provisions relating to transfer restrictions and payment of additional interest) and to use its commercially reasonable efforts to consummate such exchange offer on the earliest practicable date after the registration statement has been declared effective but in no event later than January 21, 2026. Alternatively, in accordance with the terms of the March 2032 Notes Registration Rights Agreement, the Fund may consummate such exchange offer through the use of an existing registration statement. If the Fund fails to satisfy its registration obligations under the March 2032 Notes Registration Rights Agreement, it will be required to pay additional interest to the holders of the March 2032 Notes.

In connection with the March 2032 Notes, the Fund entered into an interest rate swap for a total notional amount of $750,000 that matures on March 21, 2032 to more closely align the interest rate of such liability with the Fund’s investment portfolio, which consists primarily of floating rate loans. Under the interest rate swap, the Fund receives a fixed interest rate of 6.200% and pays a floating interest rate based on one-month SOFR plus 1.829%.

Effective January 1, 2025, the Fund issued and sold approximately 19,735 Common Shares (consisting of 15,212 Class I shares, 2,310 Class S shares and 2,213 Class D shares at an offering price of $27.61 per share for each class of share), and received approximately $544,883 as payment for such shares.

Effective February 1, 2025, the Fund issued and sold approximately 20,117 Common Shares (consisting of 16,424 Class I shares, 1,447 Class S shares and 2,246 Class D shares at an offering price of $27.60 per share for each class of share), and received approximately $555,237 as payment for such shares.

The Fund received approximately $490,816 of net proceeds relating to the issuance of Class I shares, Class S shares and Class D shares for subscriptions effective March 1, 2025. The purchase price per Class I share, Class S share and Class D share will equal the Fund’s NAV per Class I share, Class S share and Class D share, respectively, as of the last calendar day of February 2025 (the “February NAV”), which is generally expected to be available within 20 business days after March 1, 2025. At that time, the number of Class I shares, Class S shares and Class D shares issued to each investor based on the February NAV and such investor’s subscription amount will be determined and Class I shares, Class S shares and Class D shares, as applicable, will be credited to the investor’s account as of the effective date of the share purchase, March 1, 2025.

As previously disclosed, on November 8, 2024, the Fund announced the declaration of regular monthly gross distributions for February and March 2025. On March 10, 2025, the Fund announced the declaration of regular monthly gross distributions for April, May and June 2025, in each case for each class of its Common Shares. The following table presents the regular monthly gross distributions per share that were declared and payable:

		Gross Distribution Per Share
Record Date	Payment Date(1)	Class I	Class S	Class D
February 28, 2025	March 25, 2025	$0.21430	$0.21430	$0.21430
March 31, 2025	April 23, 2025	$0.21430	$0.21430	$0.21430
April 30, 2025	May 22, 2025	$0.21430	$0.21430	$0.21430
May 30, 2025	June 25, 2025	$0.21430	$0.21430	$0.21430
June 30, 2025	July 23, 2025	$0.21430	$0.21430	$0.21430
(1)	The distributions for each class of the Fund’s Common Shares will be paid on or about the payment dates above.

These distributions will be paid in cash or reinvested in the Common Shares for shareholders participating in the Fund’s distribution reinvestment plan. The net distributions received by shareholders of each of Class S shares and Class D shares will be equal to the gross distributions in the table above, less specific shareholder servicing and/or distribution fees applicable to such class of the Fund’s Common Shares as of their respective record dates. Class I shares have no shareholder servicing and/or distribution fees.